UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09157
Investment Company Act File Number

Eaton Vance California Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

February 28, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance California Municipal Income Trust	as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 180.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 15.5%
$2,000	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,951,400
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,129,188
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	500,335
1,350	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,376,568
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(1)	4,000,560
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,259,925

		$12,217,976

Electric Utilities — 2.5%
$2,275	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	$1,981,343

		$1,981,343

General Obligations — 7.5%
$1,610	California, (AMT), 5.05%, 12/1/36	$1,311,506
4,770	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	4,604,004

		$5,915,510

Health Care-Miscellaneous — 0.3%
$300	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$218,070

		$218,070

Hospital — 32.6%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$935,890
2,435	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	2,038,290
1,500	California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,579,155
3,480	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46	3,098,847
750	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	676,755
3,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	3,139,500
1,750	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,479,625
1,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,492,309
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,469,247
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,476,210
1,500	Duarte, (Hope National Medical Center), 5.25%, 4/1/24	1,378,755
410	Tahoe Forest Hospital District, 5.85%, 7/1/22	360,275
2,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,811,880
1,250	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	786,613
2,000	Washington Health Care Facilities Authority, (Providence Health Care), 5.25%, 7/1/29	1,706,860
2,780	Washington Township Health Care District, 5.00%, 7/1/32	2,218,913

		$25,649,124

Housing — 2.7%
$1,750	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$1,252,405
729	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	562,970
423	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	324,648

		$2,140,023

Industrial Development Revenue — 2.6%
$800	California Pollution Control Financing Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.875%, 11/1/27	$767,480
2,000	California Statewide Communities Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.80%, 9/1/46	1,237,460

		$2,004,940

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 8.3%
$400	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$381,264
3,270	California Educational Facilities Authority, (Pooled College and University), (MBIA), 5.10%, 4/1/23	3,301,490
3,000	California State University, (AMBAC), 5.00%, 11/1/33	2,856,840

		$6,539,594

Insured-Electric Utilities — 10.5%
$2,500	California Pollution Control Financing Authority, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$2,404,900
3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (MBIA), (AMT), 5.55%, 9/1/31	2,713,393
3,510	Los Angeles Department of Water and Power, (FSA), 4.625%, 7/1/37	3,176,620

		$8,294,913

Insured-Escrowed/Prerefunded — 3.0%
$5,130	Foothill/Eastern Transportation Corridor Agency, (FSA), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$2,372,882

		$2,372,882

Insured-General Obligations — 7.3%
$7,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34(3)	$1,543,500
4,825	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/35(3)	1,000,705
7,995	Sweetwater Union High School District, (Election 2000), (FSA), 0.00%, 8/1/25	3,221,665

		$5,765,870

Insured-Hospital — 19.5%
$3,100	California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$3,110,881
3,200	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29	2,860,352
750	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(2)	722,205
5,000	California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(2)	4,834,450
3,735	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27(2)	3,795,021

		$15,322,909

Insured-Lease Revenue/Certificates of Participation — 12.6%
$6,500	Anaheim Public Financing Authority, Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/17	$4,347,070
2,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,184,060
3,500	San Diego County Water Authority, (FSA), 5.00%, 5/1/38(2)	3,405,465

		$9,936,595

Insured-Other Revenue — 2.1%
$1,855	Golden State Tobacco Securitization Corp., (AGC), (FGIC), 5.00%, 6/1/38	$1,654,141

		$1,654,141

Insured-Special Tax Revenue — 4.7%
$24,800	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$984,560
4,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	380,335
8,380	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	702,076
5,270	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	409,479
480	Sacramento Area Flood Control Agency, (BHAC), 5.50%, 10/1/28	504,062
690	Sacramento Area Flood Control Agency, (BHAC), 5.625%, 10/1/37	719,843

		$3,700,355

Insured-Transportation — 7.2%
$5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,377,150
8,000	Alameda Corridor Transportation Authority, (MBIA), 0.00%, 10/1/31	1,914,560

Principal
Amount
(000’s omitted)	Security	Value
$740	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$716,479
10,000	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/32	1,634,800

		$5,642,989

Insured-Water and Sewer — 3.8%
$4,400	Los Angeles Department of Water and Power, (MBIA), 3.00%, 7/1/30	$3,015,100

		$3,015,100

Lease Revenue/Certificates of Participation — 5.6%
$4,000	Sacramento City Financing Authority, 5.40%, 11/1/20	$4,376,120

		$4,376,120

Other Revenue — 2.2%
$385	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$359,128
580	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	536,726
1,420	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	856,033

		$1,751,887

Senior Living/Life Care — 0.7%
$175	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	$121,408
700	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	435,421

		$556,829

Special Tax Revenue — 18.1%
$1,000	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$729,220
285	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	200,897
460	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	292,726
1,000	Corona Public Financing Authority, 5.80%, 9/1/20	877,100
200	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/27	137,194
500	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/36	309,015
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,547,849
900	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	770,895
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	346,416
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	583,470
2,340	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,403,929
960	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	977,501
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,313,366
1,095	Santa Margarita Water District, 6.20%, 9/1/20	1,066,497
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	221,627
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	408,090
250	Temecula Unified School District, 5.00%, 9/1/27	174,750
400	Temecula Unified School District, 5.00%, 9/1/37	250,780
500	Turlock Public Financing Authority, 5.45%, 9/1/24	430,545
500	Tustin Community Facilities District, 6.00%, 9/1/37	400,725
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	817,930

		$14,260,522

Transportation — 5.4%
$2,000	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31(3)	$1,970,980
1,500	Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,363,110
1,170	Port of Redwood City, (AMT), 5.125%, 6/1/30	909,207

		$4,243,297

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 5.6%
$1,840	California Department of Water Resources, 5.00%, 12/1/29	$1,860,258
2,500	Metropolitan Water District of Southern California, 5.00%, 1/1/34	2,513,350

		$4,373,608

Total Tax-Exempt Investments — 180.3% (identified cost $157,066,512)		$141,934,597

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (63.5)%		$(49,975,000)

Other Assets, Less Liabilities — (16.8)%		$(13,259,373)

Net Assets Applicable to Common Shares — 100.0%		$78,700,224

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	MBIA Insurance Corp. of Illinois

RADIAN	-	Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 43.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 16.1% of total investments.

(1)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of a tender option bond trust.

(3)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.

A summary of financial instruments outstanding at February 28, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
6/09	81 U.S. Treasury Bond	Short	$(10,220,904)	$(9,990,844)	$230,060

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation
JPMorgan Chase Co.	$2,125,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(471,624)
Merrill Lynch Capital Services, Inc.	3,412,500	4.682	3-month USD- LIBOR-BBA	April 1, 2009 / April 1, 2039	(763,057)

					$(1,234,681)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts. The Trust may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $230,060 and $1,234,681, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$139,848,009

Gross unrealized appreciation	$2,496,205
Gross unrealized depreciation	(16,969,617)

Net unrealized depreciation	$(14,473,412)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$230,060
Level 2	Other Significant Observable Inputs	141,934,597	(1,234,681)
Level 3	Significant Unobservable Inputs	—	—

Total		$141,934,597	$(1,004,621)

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	April 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	April 24, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	April 24, 2009